LONG-TERM DEBT AND CREDIT FACILITY - Uncollateralized Surety Bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount	$ 0.4		$ 0.4
Surety Bond
Disclosure of detailed information about borrowings [line items]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 153.4	$ 198.9	$ 133.7	$ 182.5